Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Tax benefit (expense) on change in fair value of cash flow hedges	$ 4,482	$ 651	$ (7,053)
Tax benefit (expense) on change in fair value of available-sale-of securities	9	(4)	(1)
Tax (expense) benefit on unrealized gains (losses) on defined benefit plan	$ (254)	$ (697)	$ 747